Vessels, net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Vessels
Vessels, net
Beginning balance	$ 922,117,179
Ending balance	1,193,612,396	$ 922,117,179
Vessels | Cost
Vessels, net
Beginning balance	1,163,403,693	1,160,065,358
Fully amortized Drydock component		(1,600,000)
Transfer from Advances for acquisition of vessels	295,746,265
Additions	486,402	4,938,335
Ending balance	1,459,636,360	1,163,403,693
Vessels | Accumulated Depreciation
Vessels, net
Beginning balance	(241,286,514)	(201,467,838)
Fully amortized Drydock component		1,600,000
Depreciation charge	(24,737,450)	(41,418,676)
Ending balance	(266,023,964)	(241,286,514)
Vessels' cost
Vessels, net
Beginning balance	907,152,365
Ending balance	1,178,358,594	907,152,365
Vessels' cost | Cost
Vessels, net
Beginning balance	1,139,941,805	1,138,221,805
Transfer from Advances for acquisition of vessels	293,346,265
Additions	111,560	1,720,000
Ending balance	1,433,399,630	1,139,941,805
Vessels' cost | Accumulated Depreciation
Vessels, net
Beginning balance	(232,789,440)	(195,677,625)
Depreciation charge	(22,251,596)	(37,111,815)
Ending balance	(255,041,036)	(232,789,440)
Drydocking and special survey costs
Vessels, net
Beginning balance	14,964,814
Ending balance	15,253,802	14,964,814
Drydocking and special survey costs | Cost
Vessels, net
Beginning balance	23,461,888	21,843,553
Fully amortized Drydock component		(1,600,000)
Transfer from Advances for acquisition of vessels	2,400,000
Additions	374,842	3,218,335
Ending balance	26,236,730	23,461,888
Drydocking and special survey costs | Accumulated Depreciation
Vessels, net
Beginning balance	(8,497,074)	(5,790,213)
Fully amortized Drydock component		1,600,000
Depreciation charge	(2,485,854)	(4,306,861)
Ending balance	$ (10,982,928)	$ (8,497,074)